Contractual Obligations, Commercial Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Public Utility, Property, Plant and Equipment [Line Items]
Due to third parties, current	$ 0.0	$ 0.0
AES Ohio Generation [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Third party guarantees	$ 21.0
Debt Obligation on 4.9% Equity Ownership [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Equity ownership interest	4.90%
Equity ownership interest aggregate cost	$ 66.4
Electric Generation Company [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Debt obligation	$ 1,354.7
Other OVEC Member [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Equity ownership interest	4.85%